Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment reporting
Schedule of reportable segments for purposes of assessing performance

	2020			2019
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$928.5	$91.7	$1,020.2	$728.2	$115.9	$844.1

Income/(expenses)
Costs of sales	$152.4	$6.4	$158.8	$137.5	$7.3	$144.8
Depletion and depreciation	193.8	44.9	238.7	210.7	49.0	259.7
Segment gross profit	$582.3	$40.4	$622.7	$380.0	$59.6	$439.6

	2020	2019
Total segment gross profit	$622.7	$439.6

Other operating (income)/expenses
Impairment charges and reversals	$262.1	$—
General and administrative expenses	28.8	28.8
Gain on sale of bullion	(7.0)	(2.9)
Depreciation	2.3	3.5
Foreign exchange (gain) loss and other (income) expenses	(2.8)	(2.8)
Income before finance items and income taxes	$339.3	$413.0

Finance items
Finance income	$3.7	$3.5
Finance expenses	(3.5)	(10.6)
Net income before income taxes	$339.5	$405.9

Schedule of geographical revenue and royalty, stream and working interests information

	2020	2019
Latin America:
Peru	$175.5	$145.3
Chile	106.8	103.1
Panama	135.4	64.7
Other	84.4	56.1
United States	178.6	166.6
Canada	196.9	166.2
Rest of World	142.6	142.1
	$1,020.2	$844.1

	2020	2019
Latin America:
Panama	$1,318.5	$1,348.4
Peru	766.3	825.5
Chile	485.0	504.2
Other	154.4	48.1
United States	1,216.8	1,300.2
Canada	458.2	504.9
Rest of World	232.9	266.5
	$4,632.1	$4,797.8